Operating leases and commitments (Details) - USD ($)	Jun. 30, 2015	Mar. 31, 2015
Year Ending March 31, and June 30
2016	$ 45,600	$ 41,800
2017	45,600	45,600
2018	38,000	45,600
2019		3,800
Total	$ 129,200	$ 136,800